Parent company accounts - Cash flow statement - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Reconciliation of profit before tax to net cash flows from operating activities:
Profit before tax		£ 6,557		£ 7,012		£ 8,194
Adjustment for non-cash items:
Reversal of impairment of subsidiary		1,881		1,220		(653)
Other non-cash items		10,729		(13,298)		3,093
Net cash from operating activities		(927)		30,231		48,919
Cash flows from (used in) investing activities [abstract]
Net cash from investing activities		(23,414)		(21,673)		4,270
Cash flows from (used in) financing activities [abstract]
Issue of shares and other equity instruments		3,251		3,205		1,118
Proceeds of borrowings and issuance of subordinated debt		1,523		1,477		1,890
Repurchase of shares		(4,750)		(3,655)		(1,275)
Net cash (used in)/generated from financing activities		(1,389)		696		107
Net (decrease)/increase in cash and cash equivalents		(30,783)		19,584		49,064
Cash and cash equivalents at beginning of year		278,790		259,206		210,142
Cash and cash equivalents at end of year		248,007		278,790		259,206
Net cash generated from operating activities includes:
Dividends received		0		31		20
Barclays PLC
Reconciliation of profit before tax to net cash flows from operating activities:
Profit before tax		3,685		1,723		4,267
Adjustment for non-cash items:
Reversal of impairment of subsidiary		0		0		(2,573)
Other non-cash items		(627)		868		383
Changes in operating assets and liabilities		17		1,037		17
Net cash from operating activities		3,075		3,628		2,094
Cash flows from (used in) investing activities [abstract]
Net increase in loans and advances to subsidiaries of the parent	[1]	(2,587)		(5,087)		(6,118)
Capital contribution to and investment in subsidiary		83		(1,769)		(1,083)
Net cash from investing activities		(2,504)		(6,856)		(7,201)
Cash flows from (used in) financing activities [abstract]
Issue of shares and other equity instruments		3,251		3,180		1,114
Redemption of other equity instruments		(3,181)		(2,097)		0
Net increase in debt securities in issue	[2]	3,585		4,813		4,939
Proceeds of borrowings and issuance of subordinated debt		(764)		1,000		1,579
Repurchase of shares		(1,257)		(1,508)		(1,200)
Dividends paid		(1,210)		(1,028)		(512)
Coupons paid on other equity instruments		(985)		(905)		(804)
Net cash (used in)/generated from financing activities		(561)		3,455		5,116
Net (decrease)/increase in cash and cash equivalents		10		227		9
Cash and cash equivalents at beginning of year		476	[3]	249	[3]	240
Cash and cash equivalents at end of year	[3]	486		476		249
Net cash generated from operating activities includes:
Dividends received		2,818		2,797		1,356
Net interest paid		£ (11)		£ (163)		£ (161)

[1]	Includes financial assets at fair value through the income statement
[2]	Includes financial liabilities designated at fair value.
[3]	Cash equivalents comprise loans and advances to banks with original maturity of three months or less, contained within loans and advances to subsidiaries.